Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

December 31, 2019

ADESI-QTLY-0220
1.827901.114

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 11.9%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	31,900	$1,958,660
Entertainment - 2.3%
Activision Blizzard, Inc.	249,700	14,837,174
Electronic Arts, Inc. (a)	23,700	2,547,987
The Walt Disney Co.	176,900	25,585,047
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,618,206	7,383,341
		50,353,549
Interactive Media & Services - 8.1%
Alphabet, Inc. Class C (a)	83,900	112,175,978
Facebook, Inc. Class A (a)	321,200	65,926,300
		178,102,278
Media - 1.0%
Comcast Corp. Class A	508,700	22,876,239
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	116,300	9,120,246

TOTAL COMMUNICATION SERVICES		262,410,972

CONSUMER DISCRETIONARY - 10.5%
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A (a)	10,768	475,946
Hotels, Restaurants & Leisure - 1.1%
Churchill Downs, Inc.	30,800	4,225,760
Compass Group PLC	218,700	5,481,011
McDonald's Corp.	73,900	14,603,379
Penn National Gaming, Inc. (a)	28,800	736,128
		25,046,278
Household Durables - 0.2%
D.R. Horton, Inc.	71,200	3,755,800
Internet & Direct Marketing Retail - 4.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	56,100	11,898,810
Amazon.com, Inc. (a)	39,000	72,065,760
The Booking Holdings, Inc. (a)	4,950	10,165,964
		94,130,534
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(c)(d)(e)	60,000	1,936,800
Multiline Retail - 1.1%
Dollar General Corp.	76,200	11,885,676
Dollar Tree, Inc. (a)	132,400	12,452,220
		24,337,896
Specialty Retail - 2.1%
Lowe's Companies, Inc.	117,200	14,035,872
The Home Depot, Inc.	82,200	17,950,836
TJX Companies, Inc.	248,200	15,155,092
		47,141,800
Textiles, Apparel & Luxury Goods - 1.6%
LVMH Moet Hennessy Louis Vuitton SE	29,760	13,866,789
Moncler SpA	6,700	301,142
NIKE, Inc. Class B	177,100	17,942,001
Tapestry, Inc.	28,900	779,433
Tory Burch LLC (a)(b)(c)(d)	28,846	1,997,278
		34,886,643

TOTAL CONSUMER DISCRETIONARY		231,711,697

CONSUMER STAPLES - 4.8%
Beverages - 1.6%
Keurig Dr. Pepper, Inc.	118,600	3,433,470
Monster Beverage Corp. (a)	102,300	6,501,165
PepsiCo, Inc.	18,600	2,542,062
The Coca-Cola Co.	398,100	22,034,835
		34,511,532
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	41,500	12,197,680
Kroger Co.	83,900	2,432,261
U.S. Foods Holding Corp. (a)	48,100	2,014,909
Walmart, Inc.	247,200	29,377,248
		46,022,098
Food Products - 0.4%
Mondelez International, Inc.	173,500	9,556,380
Personal Products - 0.2%
Coty, Inc. Class A	31,800	357,750
Estee Lauder Companies, Inc. Class A	17,200	3,552,488
		3,910,238
Tobacco - 0.5%
Altria Group, Inc.	233,300	11,644,003

TOTAL CONSUMER STAPLES		105,644,251

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
BP PLC	4,800	30,196
ConocoPhillips Co.	148,700	9,669,961
Hess Corp.	323,800	21,633,078
Pioneer Natural Resources Co.	73,731	11,160,661
Reliance Industries Ltd.	272,156	5,774,757
		48,268,653
FINANCIALS - 15.3%
Banks - 8.2%
Bank of America Corp.	1,614,200	56,852,124
BB&T Corp.	70,577	3,974,897
Citigroup, Inc.	131,900	10,537,491
HDFC Bank Ltd. sponsored ADR	37,000	2,344,690
JPMorgan Chase & Co.	481,600	67,135,040
M&T Bank Corp.	24,600	4,175,850
Wells Fargo & Co.	646,100	34,760,180
		179,780,272
Capital Markets - 4.2%
CME Group, Inc.	72,300	14,512,056
Intercontinental Exchange, Inc.	86,800	8,033,340
London Stock Exchange Group PLC	99,400	10,215,545
Moody's Corp.	51,000	12,107,910
Morningstar, Inc.	45,414	6,871,592
MSCI, Inc.	47,100	12,160,278
S&P Global, Inc.	60,700	16,574,135
The Blackstone Group LP	140,100	7,837,194
Tradeweb Markets, Inc. Class A	69,000	3,198,150
XP, Inc. Class A (a)	33,400	1,286,568
		92,796,768
Consumer Finance - 0.9%
American Express Co.	161,600	20,117,584
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	124,500	28,199,250
KKR Renaissance Co-Invest LP unit (a)(c)	24,163	10,736,211
		38,935,461
Insurance - 0.2%
American International Group, Inc.	91,600	4,701,828

TOTAL FINANCIALS		336,331,913

HEALTH CARE - 15.1%
Biotechnology - 3.5%
AbbVie, Inc.	198,200	17,548,628
Acceleron Pharma, Inc. (a)	33,800	1,792,076
Amgen, Inc.	148,900	35,895,323
Neurocrine Biosciences, Inc. (a)	9,300	999,657
Regeneron Pharmaceuticals, Inc. (a)	5,300	1,990,044
Vertex Pharmaceuticals, Inc. (a)	80,700	17,669,265
		75,894,993
Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	63,300	17,215,701
Boston Scientific Corp. (a)	496,204	22,438,345
Danaher Corp.	172,000	26,398,560
DexCom, Inc. (a)	17,800	3,893,572
Edwards Lifesciences Corp. (a)	21,800	5,085,722
Hologic, Inc. (a)	104,550	5,458,556
Intuitive Surgical, Inc. (a)	29,600	17,498,040
Masimo Corp. (a)	16,400	2,592,184
Stryker Corp.	70,600	14,821,764
		115,402,444
Health Care Providers & Services - 2.8%
Centene Corp. (a)	120,100	7,550,687
Cigna Corp.	77,200	15,786,628
Humana, Inc.	22,100	8,100,092
UnitedHealth Group, Inc.	102,600	30,162,348
		61,599,755
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)(f)	23,700	1,807,125
Bruker Corp.	198,851	10,135,435
Thermo Fisher Scientific, Inc.	58,400	18,972,408
		30,914,968
Pharmaceuticals - 2.2%
AstraZeneca PLC sponsored ADR	351,800	17,540,748
Bristol-Myers Squibb Co.	38,000	2,439,220
Eli Lilly & Co.	14,400	1,892,592
Roche Holding AG (participation certificate)	14,750	4,793,792
Sanofi SA sponsored ADR	120,000	6,024,000
Zoetis, Inc. Class A	114,400	15,140,840
		47,831,192

TOTAL HEALTH CARE		331,643,352

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
Harris Corp.	7,800	1,543,386
Northrop Grumman Corp.	76,300	26,244,911
TransDigm Group, Inc.	17,700	9,912,000
		37,700,297
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	66,600	7,796,196
Airlines - 0.3%
Delta Air Lines, Inc.	63,200	3,695,936
Southwest Airlines Co.	60,600	3,271,188
		6,967,124
Building Products - 0.1%
Owens Corning	30,800	2,005,696
Commercial Services & Supplies - 0.2%
Copart, Inc. (a)	8,100	736,614
Edenred SA	84,700	4,379,868
		5,116,482
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc.	76,600	6,880,978
Electrical Equipment - 1.1%
AMETEK, Inc.	171,600	17,115,384
Generac Holdings, Inc. (a)	32,500	3,269,175
Rockwell Automation, Inc.	18,800	3,810,196
		24,194,755
Industrial Conglomerates - 0.9%
General Electric Co.	1,807,400	20,170,584
Machinery - 1.1%
Caterpillar, Inc.	57,100	8,432,528
Ingersoll-Rand PLC	48,100	6,393,452
ITT, Inc.	18,400	1,359,944
PACCAR, Inc.	40,600	3,211,460
Parker Hannifin Corp.	25,100	5,166,082
		24,563,466
Professional Services - 0.8%
Experian PLC	116,000	3,932,340
IHS Markit Ltd. (a)	174,500	13,148,575
		17,080,915
Road & Rail - 1.7%
Lyft, Inc.	289,300	12,445,686
Uber Technologies, Inc.	331,400	9,855,836
Union Pacific Corp.	75,600	13,667,724
		35,969,246

TOTAL INDUSTRIALS		188,445,739

INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.	108,300	5,194,068
IT Services - 6.1%
Accenture PLC Class A	89,900	18,930,243
Automatic Data Processing, Inc.	25,700	4,381,850
Black Knight, Inc. (a)	129,800	8,369,504
Fidelity National Information Services, Inc.	179,200	24,924,928
Global Payments, Inc.	32,300	5,896,688
MasterCard, Inc. Class A	108,800	32,486,592
MongoDB, Inc. Class A (a)	20,382	2,682,475
Visa, Inc. Class A	192,400	36,151,960
		133,824,240
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices, Inc. (a)	157,700	7,232,122
Analog Devices, Inc.	122,500	14,557,900
ASML Holding NV	61,800	18,289,092
Broadcom, Inc.	14,600	4,613,892
Lam Research Corp.	49,000	14,327,600
Marvell Technology Group Ltd.	416,844	11,071,377
Micron Technology, Inc. (a)	257,700	13,859,106
NVIDIA Corp.	99,900	23,506,470
NXP Semiconductors NV	61,700	7,851,942
Qualcomm, Inc.	222,600	19,639,998
Xilinx, Inc.	30,600	2,991,762
		137,941,261
Software - 7.7%
Adobe, Inc. (a)	89,700	29,583,957
Cloudflare, Inc.	37,746	611,749
HubSpot, Inc. (a)	8,700	1,378,950
Microsoft Corp.	770,700	121,539,387
Salesforce.com, Inc. (a)	94,400	15,353,216
Workday, Inc. Class A (a)	10,500	1,726,725
		170,193,984
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	263,900	77,494,235

TOTAL INFORMATION TECHNOLOGY		524,647,788

MATERIALS - 2.9%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	34,900	8,201,151
CF Industries Holdings, Inc.	157,800	7,533,372
Linde PLC	55,000	11,709,500
Sherwin-Williams Co.	16,100	9,394,994
		36,839,017
Containers & Packaging - 0.5%
Avery Dennison Corp.	91,800	12,009,276
Metals & Mining - 0.7%
Barrick Gold Corp.	775,614	14,418,664
Newmont Goldcorp Corp.	9,600	417,120
		14,835,784

TOTAL MATERIALS		63,684,077

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	131,200	30,152,384
Crown Castle International Corp.	160,000	22,744,000
Equinix, Inc.	10,800	6,303,960
Prologis, Inc.	26,500	2,362,210
		61,562,554
UTILITIES - 0.5%
Electric Utilities - 0.4%
NextEra Energy, Inc.	31,800	7,700,688
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	102,800	2,363,372

TOTAL UTILITIES		10,064,060

TOTAL COMMON STOCKS
(Cost $1,559,268,060)		2,164,415,056

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Topgolf International, Inc. Series F (a)(c)(d)
(Cost $1,088,005)	78,650	1,127,055

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.58% (g)	27,398,745	27,404,225
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	1,838,704	1,838,888
TOTAL MONEY MARKET FUNDS
(Cost $29,243,113)		29,243,113
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,589,599,178)		2,194,785,224
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,736,992
NET ASSETS - 100%		$2,199,522,216

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,180,685 or 1.1% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$2,549,197
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$182,008
Fidelity Securities Lending Cash Central Fund	109,246
Total	$291,254

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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